May 24, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Boardwalk Pipelines, LLC

Registration Statement on Form S-4

Relating to the Exchange Offer for

$300,000,000 5.50% Notes due 2017 by Boardwalk Pipelines, LLC

Ladies and Gentlemen:

Pursuant to Section 6 of the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations promulgated pursuant to the Securities Act, enclosed for filing electronically on behalf of Boardwalk Pipelines, LLC is the Registration Statement, including exhibits, pertaining to the registration on Form S-4 under the Securities Act of $300,000,000 principal amount of 5.50% Notes due 2017 by Boardwalk Pipelines, LLC.

In accordance with Rules 111 and 457(f)(2), a wire for the filing fee in the aggregate amount of $35,310 was transferred to the account of the Securities and Exchange Commission today.

If you have any questions about the foregoing, please contact the undersigned at (202) 861-9156.

Very truly yours,

/s/ Jennifer M. Eck

Jennifer M. Eck

Enclosures